Inventories (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories Details Narrative
Inventory, net realisable value	£ 151	£ 287